Property, plant and equipment - Book value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [abstract]
Owned assets	$ 4,575,161	$ 3,501,683
Right-of-use assets	622,919	695,826
Total	$ 5,198,080	$ 4,197,509